SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (15,737)	$ (13,532)
Current period provision for expected credit losses	(150)	(2,794)	$ (1,508)
Foreign currency exchange adjustments	1,820	589
Allowance for accounts receivable, ending balance	$ (14,067)	$ (15,737)	$ (13,532)